Borrowings - Summary of Repurchase Agreements Accounted for as Secured Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short Term Borrowings [Abstract]
Securities of U.S. Government agencies and mortgage-backed securities of government agencies pledged, fair value	$ 37,393	$ 39,058
Repurchase agreements	$ 37,215	$ 38,889